UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-21196
                                   811-21299

Name of Fund: WCMA Money Fund
              Master Money Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, WCMA Money
        Fund and Master Money Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 03/31/04

Date of reporting period: 04/01/03 - 03/31/04

Item 1 - Report to Stockholders

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                                        WCMA Money Fund

Annual Report
March 31, 2004

[LOGO] Merrill Lynch Investment Managers

WCMA Money Fund

Important Tax Information (unaudited)

Of ordinary income distributions paid by WCMA Money Fund during the year ended March 31, 2004, 41.38% was attributable to Federal obligations. In calculating the foregoing percentage, Fund expenses have been allocated on a pro rata basis.

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult your tax adviser to determine if any portion of the dividends you received is exempt from state income taxes.

Additionally, the Fund designated long-term capital gain distributions of $50,228 for the fiscal year ended March 31, 2004.

Please retain this information for your records.


2       WCMA MONEY FUND                         MARCH 31, 2004

A Letter From the President

Dear Shareholder

Index returns during the most recent six-month and 12-month reporting periods indicate that fixed income markets -- both taxable and tax-exempt -- continued to reward those investors who were willing to accept greater risk. The high yield market, as measured by the Credit Suisse First Boston High Yield Index, provided a six-month return of +8.65% and a 12-month return of +22.86% as of March 31, 2004. By comparison, the Lehman Brothers Aggregate Bond Index returned +2.98% and +5.40% and the Lehman Brothers Municipal Bond Index returned +3.12% and +5.86% for the six-month and 12-month periods ended March 31, 2004, respectively.

As of March month-end, the Federal Reserve Board maintained its accommodative policy stance, pledging "patience" in raising interest rates. As a result, short-term interest rates remained at historic lows and kept the short end of the yield curve relatively flat, making it increasingly difficult to find attractive income opportunities. Market watchers continue to monitor the economic data and Federal Reserve Board language for indications of interest rate direction. Having said that, if the economy continues to grow at its recent pace, many believe it is just a matter of time before interest rates move upward.

Equity markets, in the meantime, continued to provide attractive returns. For the six-month and 12-month periods ended March 31, 2004, the Standard & Poor's 500 Index returned +14.08% and +35.12%, respectively. Much of the boost came from improving economic conditions throughout the past year. Significant fiscal and monetary stimulus, including the low interest rates and tax cuts, has opened the door to consumer spending, capital spending, increases in exports and long-awaited job growth. As expected, these positive developments have led the way to improvements in corporate earnings -- a positive for stock markets.

The events and efforts of the past year leave us with a much stronger economy today. With all of this in mind, we believe it is time for investors to consider what can go right in 2004. We encourage you to revisit your portfolio and your asset allocation strategy to ensure you are well positioned to take advantage of the opportunities that lie ahead. Your financial advisor can help you develop a strategy designed to perform through all types of market and economic cycles.

We thank you for trusting Merrill Lynch Investment Managers with your investment assets, and we look forward to serving you in the months and years ahead.

                                                Sincerely,


                                                /s/ Terry K. Glenn

                                                Terry K. Glenn
                                                President and Trustee


        WCMA MONEY FUND                         MARCH 31, 2004                 3

[LOGO] Merrill Lynch Investment Managers

A Discussion With Your Fund's Portfolio Manager

      The Fund maintained a longer-than-average portfolio maturity for most of the 12-month period in order to take advantage of higher yields at the longer end of the money market yield curve.

How did the Fund perform during the fiscal year in light of the existing market conditions?

For the year ended March 31, 2004, WCMA Money Fund's Class 1, Class 2, Class 3 and Class 4 Shares paid shareholders net annualized dividends of .04%, .25%, ..57% and .57%, respectively.* The Fund had seven-day yields of .05%, .25%, .57% and .57% for Class 1, Class 2, Class 3 and Class 4 Shares, respectively as of March 31, 2004.

The average portfolio maturity for WCMA Money Fund at March 31, 2004 was 66 days, the same average maturity as reported at August 31, 2003. The Fund's average portfolio maturity during the 12-month period ranged from a low of 48 days to a high of 74 days.

Although interest rates experienced significant relative volatility over the past 12 months, yields at period end were only modestly higher than March 2003 levels. Specifically, the yield on the two-year Treasury note opened the year at 1.49% and closed it at 1.59%, but hit extremes of 1.09% and 2.10% throughout the fiscal year.

The Federal Reserve Board reduced the Federal Funds target rate from 1.25% to 1% in June 2003, its lowest level since 1958. Because of this, the Fund's performance for the fiscal year benefited from its longer-than-average portfolio maturity versus many of its peers and a significant position in floating rate securities.

How did you manage the portfolio during the 12-month period?

Early in the period, we believed the Federal Reserve Board would leave short-term interest rates low as long as the employment situation was weak and deflation remained a concern. With that in mind, we added some longer-dated callable U.S. agency securities to the portfolio because they offered yield enhancement and the potential for price appreciation. Yield spreads on callable agency securities relative to straight bullet issues were wide, as interest rate volatility remained at the higher end of the historical range for most of the fiscal year.

We continued to position the portfolio in a barbelled manner. Investments were split in the longer-dated callable U.S. agency securities and the three-month-and-under sector. We employed this strategy because there was no pickup in yield in the three-month - one-year sectors. The yield curve was flat in this area, with no increase in yield until the 15-month - two-year sector. For the balance of the period, almost 70% of the portfolio was invested in variable rate products, which we consider consistent with the short end of our investment spectrum. This position served as part of the barbell trade and as an effort to protect the portfolio in case an unforeseen rise in interest rates did occur.

During the second half of 2003, the two-year Treasury note generally traded between 1.50% and 2%. Assessing greater value at the higher end of the trading range and minimal value at the lower end, we adjusted our portfolio duration accordingly. When interest rates would trend lower, we would look to actively reduce our exposure and target a duration in the 55-day range. This provided the ability to extend duration back into the 70-day range if interest rates rose and re-approached the 2% level.

* Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.


4       WCMA MONEY FUND                         MARCH 31, 2004

How would you characterize the portfolio's position at the close of the period?

In light of the low yields in the short end of the money market yield curve, the portfolio's position at the close of the period was relatively aggressive (with an average portfolio maturity of 66 days). In general, sectors with maturities of 12 months or less have held firm throughout the period, offering yields only slightly higher than overnight financing levels. Seeing minimal value, we sought to sell these sectors and continue to favor the 15-month - 18-month area where the yield curve becomes much steeper.

Given the tightening of quality spreads, our focus remains on government and agency issues. When yield volatility rises, we are able to capitalize by adding callable notes that provide both higher coupons and option-adjusted spreads in this environment. Because of the yield advantage that floating rate securities offer, we ended the period with a significant position in these securities and a small allocation in commercial paper.

The portfolio's composition at the end of the period and as of our last report to shareholders is detailed below:

--------------------------------------------------------------------------------
                                                          3/31/04        9/30/03
--------------------------------------------------------------------------------
Bank Notes .......................................          3.5%           1.9%
Certificates of Deposit--European ................          1.6            0.5
Certificates of Deposit--Yankee* .................          2.4            6.6
Commercial Paper .................................         16.7           14.3
Corporate Notes ..................................          1.4            2.5
Funding Agreements ...............................          5.6            5.4
Medium-Term Notes ................................          8.3            6.4
Promissory Notes .................................          1.3            0.4
Repurchase Agreements ............................          1.0            2.6
Short-Term Securities ............................          3.2            5.1
U.S. Government Agency
  Obligations--Discount Notes ....................          4.0           11.9
U.S. Government
  Agency Obligations--
  Non-Discount Notes .............................         53.6           46.5
U.S. Treasury Bonds & Notes ......................           --            0.5
Liabilities in Excess of Other Assets ............         (2.6)          (4.6)
                                                          --------------------
Total ............................................        100.0%         100.0%
                                                          ====================

*     U.S. branches of foreign banks.

Richard J. Mejzak
Vice President and Portfolio Manager

April 13, 2004


        WCMA MONEY FUND                         MARCH 31, 2004                 5

[LOGO] Merrill Lynch Investment Managers

Statement of Assets and Liabilities                              WCMA Money Fund

As of March 31, 2004
=========================================================================================================================
Assets
-------------------------------------------------------------------------------------------------------------------------
                   Investment in Master Money Trust, at value
                     (identified cost--$8,419,718,352) ............................                        $8,422,419,646
                   Prepaid expenses and other assets ..............................                             1,098,916
                                                                                                           --------------
                   Total assets ...................................................                         8,423,518,562
                                                                                                           --------------
=========================================================================================================================
Liabilities
-------------------------------------------------------------------------------------------------------------------------
                   Payables:
                     Administrator ................................................    $        216,293
                     Other affiliates .............................................             132,834           349,127
                                                                                       ----------------
                   Accrued expenses ...............................................                             1,099,071
                                                                                                           --------------
                   Total liabilities ..............................................                             1,448,198
                                                                                                           --------------
=========================================================================================================================
Net Assets
-------------------------------------------------------------------------------------------------------------------------
                   Net assets .....................................................                        $8,422,070,364
                                                                                                           ==============
=========================================================================================================================
Net Assets Consist of
-------------------------------------------------------------------------------------------------------------------------
                   Class 1 Shares of beneficial interest, $.10 par value,
                     unlimited number of shares authorized ........................                        $   92,757,015
                   Class 2 Shares of beneficial interest, $.10 par value,
                     unlimited number of shares authorized ........................                           304,050,765
                   Class 3 Shares of beneficial interest, $.10 par value,
                     unlimited number of shares authorized ........................                           333,628,466
                   Class 4 Shares of beneficial interest, $.10 par value,
                     unlimited number of shares authorized ........................                           111,500,661
                   Paid-in capital in excess of par ...............................                         7,577,432,163
                   Unrealized appreciation on investments allocated from the
                     Trust--net ...................................................                             2,701,294
                                                                                                           --------------
                   Net Assets .....................................................                        $8,422,070,364
                                                                                                           ==============
=========================================================================================================================
Net Asset Value
-------------------------------------------------------------------------------------------------------------------------
                   Class 1--Based on net assets of $927,790,136 and 927,570,146
                     shares outstanding ...........................................                        $         1.00
                                                                                                           ==============
                   Class 2--Based on net assets of $3,041,555,015 and 3,040,507,654
                     shares outstanding ...........................................                        $         1.00
                                                                                                           ==============
                   Class 3--Based on net assets of $3,337,394,737 and 3,336,284,659
                     shares outstanding ...........................................                        $         1.00
                                                                                                           ==============
                   Class 4--Based on net assets of $1,115,330,476 and 1,115,006,613
                     shares outstanding ...........................................                        $         1.00
                                                                                                           ==============

      See Notes to Financial Statements.


6       WCMA MONEY FUND                         MARCH 31, 2004

Statement of Operations                                          WCMA Money Fund

For the Year Ended March 31, 2004
==================================================================================================================
Investment Income--Net
------------------------------------------------------------------------------------------------------------------
                   Interest ......................................................                     $    33,411
                   Net investment income allocated from the Trust:
                     Interest and amortization of premium and discount earned ....                      62,897,957
                     Securities lending--net .....................................                         215,028
                     Expenses ....................................................                      (8,076,044)
                                                                                                       -----------
                   Total income and net investment income allocated from the Trust                      55,070,352
                                                                                                       -----------
==================================================================================================================
Expenses
------------------------------------------------------------------------------------------------------------------
                   Account maintenance and distribution fees--Class 2 ............    $ 13,888,311
                   Administration fees ...........................................      13,714,538
                   Account maintenance and distribution fees--Class 3 ............       7,894,017
                   Account maintenance and distribution fees--Class 1 ............       5,673,830
                   Registration fees .............................................       4,724,255
                   Account maintenance and distribution fees--Class 4 ............       2,675,600
                   Transfer agent fees--Class 3 ..................................         230,636
                   Transfer agent fees--Class 2 ..................................         216,572
                   Printing and shareholder reports ..............................         101,468
                   Transfer agent fees--Class 4 ..................................          87,272
                   Offering costs ................................................          67,961
                   Transfer agent fees--Class 1 ..................................          60,630
                   Professional fees .............................................          44,626
                   Pricing fees ..................................................             750
                   Other .........................................................          14,522
                                                                                      ------------
                   Total expenses before waiver and reimbursement ................      49,394,988
                   Waiver and reimbursement of expenses ..........................     (15,338,903)
                                                                                      ------------
                   Total expenses after waiver and reimbursement .................                      34,056,085
                                                                                                       -----------
                   Investment income--net ........................................                      21,014,267
                                                                                                       -----------
==================================================================================================================
Realized & Unrealized Gain on Investments Allocated from the Trust--Net
------------------------------------------------------------------------------------------------------------------
                   Realized gain on investments allocated from the Trust--net ....                         488,395
                   Change in unrealized appreciation/depreciation on investments
                     allocated from the Trust--net ...............................                       2,701,307
                                                                                                       -----------
                   Total realized and unrealized gain on investments allocated
                     from the Trust--net .........................................                       3,189,702
                                                                                                       -----------
                   Net Increase in Net Assets Resulting from Operations ..........                     $24,203,969
                                                                                                       ===========

      See Notes to Financial Statements.


        WCMA MONEY FUND                         MARCH 31, 2004                 7

[LOGO] Merrill Lynch Investment Managers

Statements of Changes in Net Assets                              WCMA Money Fund

                                                                                        For the          For the Period
                                                                                       Year Ended        March 3, 2003+
                                                                                        March 31,         to March 31,
Increase (Decrease) in Net Assets:                                                        2004                2003
=======================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------
                   Investment income--net ......................................    $    21,014,267     $            86
                   Realized gain on investments allocated from the Trust--net ..            488,395                  --
                   Change in unrealized appreciation/depreciation on investments
                     allocated from the Trust--net .............................          2,701,307                 (13)
                                                                                    -----------------------------------
                   Net increase in net assets resulting from operations ........         24,203,969                  73
                                                                                    -----------------------------------
=======================================================================================================================
Dividends & Distributions to Shareholders
-----------------------------------------------------------------------------------------------------------------------
                   Investment income--net:
                     Class 1 ...................................................           (180,321)                (22)
                     Class 2 ...................................................         (4,872,869)                (22)
                     Class 3 ...................................................        (11,843,803)                (21)
                     Class 4 ...................................................         (4,117,277)                (21)
                   Realized gain on investments allocated from the Trust--net:
                     Class 1 ...................................................            (51,699)                 --
                     Class 2 ...................................................           (185,723)                 --
                     Class 3 ...................................................           (188,743)                 --
                     Class 4 ...................................................            (62,230)                 --
                                                                                    -----------------------------------
                   Net decrease in net assets resulting from dividends and
                     distributions to shareholders .............................        (21,502,665)                (86)
                                                                                    -----------------------------------
=======================================================================================================================
Beneficial Interest Transactions
-----------------------------------------------------------------------------------------------------------------------
                   Net increase in net assets derived from beneficial interest
                     transactions ..............................................      8,419,268,987                  86
                                                                                    -----------------------------------
=======================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------
                   Total increase in net assets ................................      8,421,970,291                  73
                   Beginning of period .........................................            100,073             100,000
                                                                                    -----------------------------------
                   End of period ...............................................    $ 8,422,070,364     $       100,073
                                                                                    ===================================

+     Commencement of operations.

      See Notes to Financial Statements.


8       WCMA MONEY FUND                         MARCH 31, 2004

Financial Highlights                                             WCMA Money Fund

                                                                                 Class 1                        Class 2
                                                                        -----------------------------------------------------------
                                                                                         For the                          For the
                                                                          For the         Period        For the            Period
The following per share data and ratios have been derived                   Year         March 20,        Year            March 20,
from information provided in the financial statements.                     Ended         2003+ to        Ended            2003+ to
                                                                          March 31,      March 31,      March 31,         March 31,
Increase (Decrease) in Net Asset Value:                                     2004           2003           2004              2003
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
                   Net asset value, beginning of period ............    $      1.00    $      1.00    $      1.00      $       1.00
                                                                        -----------------------------------------------------------
                   Investment income--net ..........................          .0003          .0003          .0024             .0003
                   Realized and unrealized gain on investments
                     allocated from the Trust--net .................          .0005          .0001          .0006             .0001
                                                                        -----------------------------------------------------------
                   Total from investment operations ................          .0008          .0004          .0030             .0004
                                                                        -----------------------------------------------------------
                   Less dividends and distributions:
                      Investment income--net .......................         (.0003)        (.0003)        (.0024)           (.0003)
                      Realized gain on investments allocated
                        from the Trust--net ........................         (.0001)            --         (.0001)               --
                                                                        -----------------------------------------------------------
                   Total dividends and distributions ...............         (.0004)        (.0003)        (.0025)           (.0003)
                                                                        -----------------------------------------------------------
                   Net asset value, end of period ..................    $      1.00    $      1.00    $      1.00      $       1.00
                                                                        ===========================================================
                   Total investment return .........................            .04%           .04%           .25%              .04%
                                                                        ===========================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
                   Total expenses, net of waiver and reimbursement++           1.12%           .01%           .91%              .01%
                                                                        ===========================================================
                   Total expenses++ ................................           1.49%           .01%          1.17%              .01%
                                                                        ===========================================================
                   Total investment income and realized gain on
                     investments allocated from the Trust--net .....            .04%           .03%           .24%              .03%
                                                                        ===========================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
                   Net assets, end of period (in thousands) ........    $   927,790    $        25    $ 3,041,555      $         25
                                                                        ===========================================================

+     Effective date of the Fund's registration.
++    Includes the Fund's share of the Trust's allocated expenses.

      See Notes to Financial Statements.


        WCMA MONEY FUND                         MARCH 31, 2004                 9

[LOGO] Merrill Lynch Investment Managers

Financial Highlights (concluded)                                 WCMA Money Fund

                                                                                  Class 3                        Class 4
                                                                        -----------------------------------------------------------
                                                                                           For the                       For the
                                                                          For the           Period        For the         Period
The following per share data and ratios have been derived                   Year           March 20,        Year         March 20,
from information provided in the financial statements.                     Ended           2003+ to        Ended         2003+ to
                                                                          March 31,        March 31,      March 31,      March 31,
Increase (Decrease) in Net Asset Value:                                     2004             2003           2004           2003
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
                   Net asset value, beginning of period ............    $      1.00      $      1.00    $      1.00      $     1.00
                                                                        -----------------------------------------------------------
                   Investment income--net ..........................          .0056            .0003          .0056           .0003
                   Realized and unrealized gain on investments
                     allocated from the Trust--net .................          .0006            .0001          .0005           .0001
                                                                        -----------------------------------------------------------
                   Total from investment operations ................          .0062            .0004          .0061           .0004
                                                                        -----------------------------------------------------------
                   Less dividends and distributions:
                      Investment income--net .......................         (.0056)          (.0003)        (.0056)         (.0003)
                      Realized gain on investments allocated
                        from the Trust--net ........................         (.0001)              --         (.0001)             --
                                                                        -----------------------------------------------------------
                   Total dividends and distributions ...............         (.0057)          (.0003)        (.0057)         (.0003)
                                                                        -----------------------------------------------------------
                   Net asset value, end of period ..................    $      1.00      $      1.00    $      1.00      $     1.00
                                                                        ===========================================================
                   Total investment return .........................            .57%             .04%           .57%            .04%
                                                                        ===========================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
                   Total expenses, net of waiver and reimbursement++            .59%             .01%           .59%            .01%
                                                                        ===========================================================
                   Total expenses++ ................................            .87%             .01%           .87%            .01%
                                                                        ===========================================================
                   Total investment income and realized gain on
                     investments allocated from the Trust--net .....            .57%             .03%           .57%            .03%
                                                                        ===========================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
                   Net assets, end of period (in thousands) ........    $ 3,337,395      $        25    $ 1,115,330      $       25
                                                                        ===========================================================

+     Effective date of the Fund's registration.
++    Includes the Fund's share of the Trust's allocated expenses.

      See Notes to Financial Statements.


10      WCMA MONEY FUND                         MARCH 31, 2004

Notes to Financial Statements                                    WCMA Money Fund

1. Significant Accounting Policies:

WCMA Money Fund (the "Fund") is registered under the Investment Company Act of 1940 as a no load, diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in the Master Money Trust (the "Trust"), which has the same investment objective as the Fund. The value of the Fund's investment in the Trust reflects the Fund's proportionate interest in the net assets of the Trust. The performance of the Fund is directly affected by the performance of the Trust. The financial statements of the Trust, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The percentage of the Trust owned by the Fund at March 31, 2004 was 43.7%. The Fund is divided into multiple classes, designated Class 1, Class 2, Class 3 and Class 4. Each Class 1, Class 2, Class 3 and Class 4 Share represents interests in the same assets of the Fund and has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears certain expenses related to the distribution of such shares and the incremental transfer agency costs resulting from the conversion of shares and have exclusive voting rights with respect to matters relating to such account maintenance and distribution expenditures. Income, expenses (other than expenses attributed to a specific class) and realized and unrealized gains and losses on investments are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- The Fund records its investments in the Trust at fair value. Valuation of securities held by the Trust is discussed in Note 1a of the Trust's Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses -- The Fund records daily its proportionate share of the Trust's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders -- The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and backup withholding tax withheld) in additional fund shares at net asset value. Dividends and distributions are declared from the total of net investment income and net realized gain or loss on investments.

(f) Investment transactions -- Investment transactions in the Trust are accounted for on a trade date basis.

(g) Reclassification -- Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. There were no significant reclassifications in the current year.

2. Transactions with Affiliates:

The Fund has entered into an Administration Agreement with FAM. The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.

The Fund has adopted Distribution Plans in compliance with Rule 12b-1 under the Investment Company Act of 1940, pursuant to which Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., receives account maintenance and distribution fees from the Fund. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of the Fund as follows:

--------------------------------------------------------------------------------
                                                  Account           Distribution
                                              Maintenance Fee           Fee
--------------------------------------------------------------------------------
Class 1 ...............................            .25%                 .75%
Class 2 ...............................            .25%                .425%
Class 3 ...............................            .25%                .125%
Class 4 ...............................            .25%                .125%
--------------------------------------------------------------------------------

The ongoing account maintenance fee compensates MLPF&S for providing account maintenance services to respective shareholders. The ongoing distribution fee compensates MLPF&S for providing shareholder and distribution related


        WCMA MONEY FUND                         MARCH 31, 2004                11

[LOGO] Merrill Lynch Investment Managers

Notes to Financial Statements (continued)                        WCMA Money Fund

services to respective shareholders. The Fund has entered into a contractual arrangement with FAM and MLPF&S to waive and/or reimburse a portion of the Fund's fees and expenses to ensure that the net expenses for the Fund's Class 2 Shares is 32 basis points (.32%) higher than that of CMA Money Fund, and Class 3 and Class 4 Shares is equal to that of CMA Money Fund. The fee/expense waiver or reimbursement includes account maintenance and distribution fees. This arrangement has a one-year term, which began on the commencement date of operations and is renewable. The Distributor has voluntarily agreed to waive a portion of its distribution fees in order to ensure that each class of shareholders receives a positive yield on each daily dividend. For the year ended March 31, 2004, FAM and MLPF&S have earned fees of $13,714,538 and $30,131,758, respectively, of which $15,338,903 was waived and/or reimbursed.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.

3. Shares of Beneficial Interest:

Net increase in net assets derived from beneficial interest transactions was $8,419,268,987 and $86 for the year ended March 31, 2004 and for the period March 3, 2003 to March 31, 2003, respectively. In addition, on August 18, 2003, $8,951,820,500 was transferred from CMA Money Fund as planned, following the formation of WCMA Money Fund.

--------------------------------------------------------------------------------
Class 1 Shares for the Year                                          Dollar
Ended March 31, 2004                            Shares               Amount
--------------------------------------------------------------------------------
Shares sold ..........................       6,775,681,192      $ 6,775,681,192
Shares issued to shareholders
   in reinvestment of dividends
   and distributions .................             232,421              232,421
Shares issued in connection with
   the bulk transfer of WCMA
   shareholder assets ................       1,048,508,399        1,048,508,399
                                           ------------------------------------
Total issued .........................       7,824,422,012        7,824,422,012
Shares redeemed ......................      (6,896,876,888)      (6,896,876,888)
                                           ------------------------------------
Net increase .........................         927,545,124      $   927,545,124
                                           ====================================

--------------------------------------------------------------------------------
Class 1 Shares for the
Period March 3, 2003+ to                                             Dollar
March 31, 2003                                  Shares               Amount
--------------------------------------------------------------------------------
Shares sold ..........................                  22      $            22
                                           ------------------------------------
Net increase .........................                  22      $            22
                                           ====================================

+ Prior to March 3, 2003 (commencement of operations), the Fund issued 25,000 shares to FAM for $25,000.

--------------------------------------------------------------------------------
Class 2 Shares for the Year                                          Dollar
Ended March 31, 2004                            Shares               Amount
--------------------------------------------------------------------------------
Shares sold ..........................      12,579,429,498      $12,579,429,498
Shares issued to shareholders
   in reinvestment of dividends
   and distributions .................           5,059,246            5,059,246
Shares issued in connection with
   the bulk transfer of WCMA
   shareholder assets ................       3,683,173,722        3,683,173,722
                                           ------------------------------------
Total issued .........................      16,267,662,466       16,267,662,466
Shares redeemed ......................     (13,227,179,833)     (13,227,179,833)
                                           ------------------------------------
Net increase .........................       3,040,482,633      $ 3,040,482,633
                                           ====================================

--------------------------------------------------------------------------------
Class 2 Shares for the
Period March 3, 2003+ to                                             Dollar
March 31, 2003                                  Shares               Amount
--------------------------------------------------------------------------------
Shares sold ..........................                  22      $            22
                                           ------------------------------------
Net increase .........................                  22      $            22
                                           ====================================

+ Prior to March 3, 2003 (commencement of operations), the Fund issued 25,000 shares to FAM for $25,000.

--------------------------------------------------------------------------------
Class 3 Shares for the Year                                          Dollar
Ended March 31, 2004                            Shares               Amount
--------------------------------------------------------------------------------
Shares sold ..........................      17,340,918,355      $17,340,918,355
Shares issued to shareholders
   in reinvestment of dividends
   and distributions .................          12,034,036           12,034,036
Shares issued in connection with
   the bulk transfer of WCMA
   shareholder assets ................       3,260,895,036        3,260,895,036
                                           ------------------------------------
Total issued .........................      20,613,847,427       20,613,847,427
Shares redeemed ......................     (17,277,587,789)     (17,277,587,789)
                                           ------------------------------------
Net increase .........................       3,336,259,638      $ 3,336,259,638
                                           ====================================

--------------------------------------------------------------------------------
Class 3 Shares for the
Period March 3, 2003+ to                                             Dollar
March 31, 2003                                  Shares               Amount
--------------------------------------------------------------------------------
Shares sold ..........................                  21      $            21
                                           ------------------------------------
Net increase .........................                  21      $            21
                                           ====================================

+ Prior to March 3, 2003 (commencement of operations), the Fund issued 25,000 shares to FAM for $25,000.


12      WCMA MONEY FUND                         MARCH 31, 2004

Notes to Financial Statements (concluded)                        WCMA Money Fund

--------------------------------------------------------------------------------
Class 4 Shares for the Year                                          Dollar
Ended March 31, 2004                            Shares               Amount
--------------------------------------------------------------------------------
Shares sold ..........................      12,538,154,675      $12,538,154,675
Shares issued to shareholders
   in reinvestment of dividends
   and distributions .................           4,180,008            4,180,008
Shares issued in connection with
   the bulk transfer of WCMA
   shareholder assets ................         959,243,343          959,243,343
                                           ------------------------------------
Total issued .........................      13,501,578,026       13,501,578,026
Shares redeemed ......................     (12,386,596,434)     (12,386,596,434)
                                           ------------------------------------
Net increase .........................       1,114,981,592      $ 1,114,981,592
                                           ====================================

--------------------------------------------------------------------------------
Class 4 Shares for the
Period March 3, 2003+ to                                             Dollar
March 31, 2003                                  Shares               Amount
--------------------------------------------------------------------------------
Shares sold ..........................                  21      $            21
                                           ------------------------------------
Net increase .........................                  21      $            21
                                           ====================================

+ Prior to March 3, 2003 (commencement of operations), the Fund issued 25,000 shares to FAM for $25,000.

4. Distributions to Shareholders:

The tax character of distributions paid during the fiscal years ended March 31, 2004 and March 31, 2003 was as follows:

--------------------------------------------------------------------------------
                                               3/31/2004            3/31/2003
--------------------------------------------------------------------------------
Distributions paid from:
   Ordinary income ...................     $    21,452,437      $            86
   Net long-term capital gains .......              50,228                   --
                                           ------------------------------------
Total taxable distributions ..........     $    21,502,665      $            86
                                           ====================================

As of March 31, 2004, there were no significant differences between the book and tax components of net assets.


        WCMA MONEY FUND                         MARCH 31, 2004                13

[LOGO] Merrill Lynch Investment Managers

Independent Auditors' Report                                     WCMA Money Fund

To the Shareholders and Board of Trustees of WCMA Money Fund:

We have audited the accompanying statement of assets and liabilities of WCMA Money Fund as of March 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended and for the period March 3, 2003 (commencement of operations) through March 31, 2003, and the financial highlights for the year then ended and for the period March 20, 2003 through March 31, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of WCMA Money Fund as of March 31, 2004, the results of its operations for the year then ended, the changes in its net assets for the year then ended and for the period March 3, 2003 through March 31, 2003, and its financial highlights for the year then ended and for the period March 20, 2003 through March 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
May 14, 2004


14      WCMA MONEY FUND                         MARCH 31, 2004

Schedule of Investments                   Master Money Trust      (in Thousands)

                                        Face     Interest       Maturity
Issue                                  Amount      Rate*          Date          Value
=======================================================================================
Bank Notes--3.5%
=======================================================================================
Bank of                               $375,000     1.05+%        1/28/2005  $   374,930
America, NA
---------------------------------------------------------------------------------------
National City                          300,000     1.035+        6/23/2004      299,983
Bank of Indiana
---------------------------------------------------------------------------------------
Total Bank Notes (Cost--$674,983) ........................................      674,913
=======================================================================================
Certificates of Deposit--European--1.6%
=======================================================================================
Credit Agricole                        300,000     1.265        12/31/2004      300,222
Indosuez
---------------------------------------------------------------------------------------
Total Certificates of Deposit--European
(Cost--$300,011) .........................................................      300,222
=======================================================================================
Certificates of Deposit--Yankee--2.4%
=======================================================================================
BNP Paribas                             90,000     1.05+         6/23/2004       89,990
Securities
Corporation, NY
---------------------------------------------------------------------------------------
Canadian Imperial                      180,000     1.14+         4/15/2005      180,000
Bank of Commerce,
NY
---------------------------------------------------------------------------------------
Credit Suisse                          200,000     1.04          5/28/2004      200,000
First Boston Corp.,
NY
---------------------------------------------------------------------------------------
Total Certificates of Deposit--Yankee
(Cost--$469,995) .........................................................      469,990
=======================================================================================
Commercial Paper--16.7%
=======================================================================================
Amstel Funding                          48,199     1.04          5/17/2004       48,134
Corp.
---------------------------------------------------------------------------------------
Amsterdam                              125,000     1.03          4/12/2004      124,957
Funding Corporation                     26,300     1.02          4/19/2004       26,286
---------------------------------------------------------------------------------------
Aspen Funding                           75,000     1.04          5/12/2004       74,909
Corp.
---------------------------------------------------------------------------------------
Barton Capital                          40,082     1.04          4/05/2004       40,076
Corporation
---------------------------------------------------------------------------------------
Clipper Receivables                     75,000     1.02          4/16/2004       74,966
Corp.
---------------------------------------------------------------------------------------
Delaware Funding                       101,167     1.03          4/06/2004      101,150
Corp.                                   80,175     1.02          4/16/2004       80,139
                                        75,072     1.02          4/19/2004       75,032
---------------------------------------------------------------------------------------
Deutsche Bank AG                        76,660     1.03          4/13/2004       76,631
---------------------------------------------------------------------------------------
Dexia Delaware                         150,000     1.02          4/19/2004      149,919
LLC
---------------------------------------------------------------------------------------
Edison Asset                           304,045     1.05          4/01/2004      304,036
Securitization, LLC                     70,000     1.02          4/12/2004       69,976
---------------------------------------------------------------------------------------
Eureka                                  70,000     1.03          4/01/2004       69,998
Securitization Inc.
---------------------------------------------------------------------------------------
Falcon Asset                           120,000     1.03          4/02/2004      119,993
Securitization
---------------------------------------------------------------------------------------
Greyhawk                               150,000     1.03          4/26/2004      149,888
Funding, LLC                           100,000     1.03          4/27/2004       99,923
                                        50,000     1.05          5/11/2004       49,940
---------------------------------------------------------------------------------------
HBOS Treasury                           48,000     1.035         5/19/2004       47,932
Services PLC
---------------------------------------------------------------------------------------
Jupiter                                 25,000     1.03          4/07/2004       24,995
Securitization
---------------------------------------------------------------------------------------
Kitty Hawk                              50,000     1.02          4/08/2004       49,989
Funding Corp.
---------------------------------------------------------------------------------------
Mont Blanc Capital                      45,262     1.04          4/20/2004       45,236
Corp.
---------------------------------------------------------------------------------------
Morgan Stanley                          81,000     1.143+       10/28/2004       81,000
Dean Witter & Co.
---------------------------------------------------------------------------------------
New Center Asset                        92,000     1.02          4/29/2004       91,924
Trust
---------------------------------------------------------------------------------------
Newport Funding                         50,000     1.03          4/01/2004       49,999
Corp.                                   35,000     1.03          4/20/2004       34,980
---------------------------------------------------------------------------------------
Old Line Funding                        36,574     1.03          4/01/2004       36,573
Corp.                                   41,006     1.03          4/07/2004       40,998
                                        65,729     1.021         4/26/2004       65,681
---------------------------------------------------------------------------------------
PB Finance                              75,000     1.04          4/19/2004       74,958
(Delaware)
---------------------------------------------------------------------------------------
Park Avenue                             45,164     1.02          4/13/2004       45,147
Receivables Corp.
---------------------------------------------------------------------------------------
Rio Tinto                               51,544     1.02          4/02/2004       51,541
Limited
---------------------------------------------------------------------------------------
Sheffield                               70,000     1.02          4/06/2004       69,988
Receivables                            150,000     1.03          4/21/2004      149,910
Corporation
---------------------------------------------------------------------------------------
Sigma Finance                          175,000     1.05+         5/17/2004      174,998
Corporation                             87,500     1.043+        6/10/2004       87,498
---------------------------------------------------------------------------------------
Svenska                                100,000     1.03          4/13/2004       99,963
Handelsbanken
AB
---------------------------------------------------------------------------------------
Windmill Funding                        50,000     1.03          4/08/2004       49,989
Corporation                            100,000     1.02          4/28/2004       99,921
---------------------------------------------------------------------------------------
Total Commercial Paper
(Cost--$3,209,172) .......................................................    3,209,173
=======================================================================================
Corporate Notes--1.4%
=======================================================================================
Blue Heron                              93,000     1.12+         2/23/2005       93,000
Funding IX
Ltd.
---------------------------------------------------------------------------------------
Newcastle CDO III,                      60,000     1.12+         3/24/2005       60,000
Limited
---------------------------------------------------------------------------------------
Putnam Structured                       26,000     1.193+        6/10/2004       26,000
Products                                40,000     1.19+        10/15/2004       40,000
---------------------------------------------------------------------------------------
Restructured Asset                      60,000     1.20+         2/08/2005       60,000
Securities with
Enhanced Returns
---------------------------------------------------------------------------------------
Total Corporate Notes (Cost--$279,000) ...................................      279,000
---------------------------------------------------------------------------------------


        WCMA MONEY FUND                         MARCH 31, 2004                15

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments (continued)       Master Money Trust      (in Thousands)

                                        Face     Interest       Maturity
Issue                                  Amount      Rate*          Date          Value
=======================================================================================
Funding Agreements--5.6%
=======================================================================================
Allstate Life                         $ 45,000     1.176+%       7/01/2004  $    45,000
Insurance Co.                           45,000     1.196+       11/01/2004       45,000
---------------------------------------------------------------------------------------
GE Life and Annuity                     50,000     1.156+       11/01/2004       50,000
Assurance Co.                          150,000     1.156+       12/01/2004      150,000
---------------------------------------------------------------------------------------
Jackson National                        15,000     1.176+        5/03/2004       15,000
Life Insurance Co.
---------------------------------------------------------------------------------------
Metropolitan Life                      165,000     1.206+        4/01/2004      165,000
Insurance                               68,000     1.206+        2/01/2005       68,000
Company
---------------------------------------------------------------------------------------
Monumental Life                        135,000     1.241+        8/13/2004      135,000
Insurance Company
---------------------------------------------------------------------------------------
New York Life                          216,000     1.158+        5/28/2004      216,000
Insurance Company
---------------------------------------------------------------------------------------
Pacific Life                            80,000     1.176+        4/08/2004       80,000
Insurance Co.
---------------------------------------------------------------------------------------
The Travelers                           25,000     1.156+        5/03/2004       25,000
Insurance Company                       25,000     1.146+        9/17/2004       25,000
                                        70,000     1.16+         3/01/2005       70,000
---------------------------------------------------------------------------------------
Total Funding Agreements
(Cost--$1,089,000) .......................................................    1,089,000
=======================================================================================
Medium-Term Notes--8.3%
=======================================================================================
American Honda                          56,400     1.43+         3/11/2005       56,601
Finance Corp.
---------------------------------------------------------------------------------------
Beta Finance Inc.                      167,000     1.06+         6/07/2004      166,997
                                       200,000     1.055+        7/15/2004      200,000
---------------------------------------------------------------------------------------
CC (USA) Inc.                          200,000     1.06+         6/10/2004      200,000
(Centauri)
---------------------------------------------------------------------------------------
Dorada Finance Inc.                     75,000     1.06+         6/10/2004       75,000
---------------------------------------------------------------------------------------
General Electric                       290,605     1.17+         4/15/2005      290,605
Capital Corp.
---------------------------------------------------------------------------------------
Goldman Sachs                          118,000     1.37+         3/15/2005      118,000
Group, Inc.
---------------------------------------------------------------------------------------
Household Finance                       99,000     1.12+         8/18/2004       99,023
Corporation
---------------------------------------------------------------------------------------
Metropolitan Life                       50,500     1.10+         4/15/2005       50,500
Insurance
Company
---------------------------------------------------------------------------------------
Morgan Stanley                          85,000     1.10+         4/04/2005       85,000
Dean Witter & Co.
---------------------------------------------------------------------------------------
Morgan Stanley                          76,000     1.10+         4/27/2005       76,000
Group, Inc.
---------------------------------------------------------------------------------------
Nationwide                              52,500     1.11+         4/28/2005       52,500
Building Society
---------------------------------------------------------------------------------------
Northern Rock PLC                       91,000     1.13+         4/08/2005       91,000
---------------------------------------------------------------------------------------
Westpac Banking                         44,000     1.10+         3/11/2005       44,000
Corp.
---------------------------------------------------------------------------------------
Total Medium-Term Notes
(Cost--$1,605,202) .......................................................    1,605,226
=======================================================================================
Promissory Notes--1.3%
=======================================================================================
Goldman Sachs                          100,000     1.133+        9/07/2004      100,000
Group, Inc.
---------------------------------------------------------------------------------------
J.P. Morgan                            140,000     1.166+       11/23/2004      140,000
Securities Inc.
---------------------------------------------------------------------------------------
Total Promissory Notes (Cost--$240,000) ..................................      240,000
=======================================================================================
U.S. Government Agency Obligations--
Discount Notes--4.0%
=======================================================================================
Fannie Mae                              36,710     1.36          8/20/2004       36,563
                                       100,000     1.20         12/01/2004       99,260
                                        64,000     1.21          1/07/2005       63,443
---------------------------------------------------------------------------------------
Freddie Mac                            205,691     1.21         12/02/2004      204,169
                                       378,661     1.23          1/11/2005      375,328
---------------------------------------------------------------------------------------
Total U.S. Government Agency Obligations--
Discount Notes (Cost--$778,063) ..........................................      778,763
=======================================================================================
U.S. Government Agency Obligations--
Non-Discount Notes--53.6%
=======================================================================================
Fannie Mae                             534,000     1.02+        12/15/2004      533,932
                                       500,000     1.01+         1/18/2005      499,876
                                     1,000,000     1.005+        1/28/2005      999,691
                                       400,000     1.03+         6/09/2005      399,964
                                        20,000     1.50          6/17/2005       20,013
                                       540,000     0.99+         8/17/2005      539,776
                                        28,750     2.125         8/19/2005       28,849
                                        16,100     2.28          8/19/2005       16,165
                                        36,000     2.06          8/26/2005       36,117
                                        97,000     2.11          8/26/2005       97,333
                                       984,000     0.973+        8/29/2005      983,335
                                       492,000     0.99+         9/06/2005      491,472
                                        55,000     2.07         10/21/2005       55,258
                                        55,000     2.10         10/21/2005       55,275
---------------------------------------------------------------------------------------
Federal Farm                           240,000     0.975+        4/07/2004      239,998
Credit Banks                           390,000     0.96+         6/21/2004      390,000
                                       100,000     0.988+        8/02/2004       99,993
                                        65,000     0.993+        8/10/2004       64,998
                                       200,000     1.01+        11/24/2004      200,000
                                       250,000     1.00+         1/27/2005      250,000
                                       127,000     1.00+         2/07/2005      126,978
                                       200,000     1.00+         2/11/2005      200,000
                                       175,000     1.00+         2/24/2005      175,006
                                        82,000     1.01+         2/21/2006       81,969
                                        50,000     1.03+         5/24/2006       49,946
                                        44,950     1.015+        4/04/2007       44,903
                                        54,750     1.04+         2/20/2008       54,729
---------------------------------------------------------------------------------------


16      WCMA MONEY FUND                         MARCH 31, 2004

Schedule of Investments (concluded)       Master Money Trust      (in Thousands)

                                        Face     Interest       Maturity
Issue                                  Amount      Rate*          Date          Value
=======================================================================================
U.S. Government Agency Obligations--
Non-Discount Notes (concluded)
=======================================================================================
Federal Home                          $180,000     3.75 %        4/15/2004  $   180,191
Loan Banks                              71,800     1.01+         7/06/2004       71,794
                                        66,700     3.875        12/15/2004       68,001
                                       700,000     1.025+        3/15/2005      699,847
                                       125,900     1.50          5/13/2005      126,175
                                       466,000     0.995+        8/26/2005      465,870
                                        84,000     0.985+        9/12/2005       83,972
---------------------------------------------------------------------------------------
Freddie Mac                            900,000     1.005+       12/15/2004      899,876
                                        75,000     2.15         10/28/2005       75,415
                                       100,000     2.29         10/28/2005      100,081
                                        49,000     2.41         11/04/2005       49,200
                                       533,000     1.085+       11/07/2005      533,133
                                       100,000     2.30         11/17/2005      100,707
                                        36,185     2.375        11/25/2005       36,374
                                       102,000     2.35         12/09/2005      102,835
---------------------------------------------------------------------------------------
Total U.S. Government Agency Obligations--
Non-Discount Notes (Cost--$10,324,123) ...................................   10,329,047

Face
Amount                                 Issue                                    Value
=======================================================================================
Repurchase Agreements--1.0%
=======================================================================================
$191,147          UBS Warburg Corp. LLC, purchased on
                  3/31/2004 to yield 1.06% to 4/01/2004,
                  repurchase price $191,148, collateralized
                  by Resolution Funding Strip, 0% due
                  10/15/2012 to 1/15/2018 ................................  $   191,147
---------------------------------------------------------------------------------------
Total Repurchase Agreements
(Cost--$191,147) .........................................................      191,147
---------------------------------------------------------------------------------------

Beneficial Interest/
Shares Held
=======================================================================================
Short-Term Securities - 3.2%
=======================================================================================
$ 61,612          Merrill Lynch Liquidity Series, LLC Money
                  Market Series (a)(b) ...................................       61,612
 554,449          Merrill Lynch Premier Institutional
                  Fund (a)(b) ............................................      554,449
---------------------------------------------------------------------------------------
Total Short-Term Securities (Cost--$616,061) .............................      616,061
---------------------------------------------------------------------------------------
Total Investments
(Cost--$19,776,757)--102.6% ..............................................   19,782,542

Liabilities in Excess of Other Assets - (2.6%) ...........................     (495,682)
                                                                            -----------
Net Assets--100.0% .......................................................  $19,286,860
                                                                            ===========
=======================================================================================

* Commercial Paper and certain U.S. Government Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Trust. Other securities bear interest at the rates shown, payable at fixed dates through maturity. Interest rates on variable rate securities are adjusted periodically based upon appropriate indexes. The interest rates shown are the rates in effect at March 31, 2004.
+     Variable rate notes.
(a) Investments in companies considered to be an affiliate of the Trust (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
                                                        Net             Dividend
      Affiliate                                       Activity           Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
         Money Market Series                          $  3,401          $     46
      Merrill Lynch Premier Institutional Fund         515,641          $    478
      --------------------------------------------------------------------------

(b)   Security was purchased with the cash proceeds from securities loans.

      See Notes to Financial Statements.


        WCMA MONEY FUND                         MARCH 31, 2004                17

[LOGO] Merrill Lynch Investment Managers

Statement of Assets and Liabilities                           Master Money Trust

As of March 31, 2004
=============================================================================================================
Assets
-------------------------------------------------------------------------------------------------------------
                   Investments in unaffiliated securities at value (including securities loaned of--$597,180,210)(identified
                     cost--$19,160,695,421*) ................................                 $19,166,480,634
                   Investments in affiliated securities at value (identified
                     cost--$616,061,250*) ...................................                     616,061,250
                   Cash .....................................................                             448
                   Receivables:
                      Securities sold .......................................   $98,119,716
                      Interest ..............................................    19,836,061
                      Contributions .........................................     3,191,352
                      Securities lending--net ...............................        80,113       121,227,242
                                                                                -----------
                   Prepaid expenses .........................................                          66,750
                                                                                              ---------------
                   Total assets .............................................                  19,903,836,324
                                                                                              ---------------
=============================================================================================================
Liabilities
-------------------------------------------------------------------------------------------------------------
                   Collateral on securities loaned, at value ................                     616,061,250
                   Payables:
                      Investment adviser ....................................       342,545
                      Other affiliates ......................................       100,683           443,228
                                                                                -----------
                   Accrued expenses and other liabilities ...................                         471,585
                                                                                              ---------------
                   Total liabilities ........................................                     616,976,063
                                                                                              ---------------
=============================================================================================================
Net Assets
-------------------------------------------------------------------------------------------------------------
                   Net assets ...............................................                 $19,286,860,261
                                                                                              ===============
=============================================================================================================
Net Assets Consist of
-------------------------------------------------------------------------------------------------------------
                   Investors' capital .......................................                 $19,281,075,048
                   Unrealized appreciation on investments--net ..............                       5,785,213
                                                                                              ---------------
                   Net Assets ...............................................                 $19,286,860,261
                                                                                              ===============

* Cost for Federal income tax purposes was $19,776,756,671. As of March 31, 2004, net unrealized appreciation for Federal income tax purposes amounted to $5,785,213, of which $6,092,875 related to appreciated securities and $307,662 related to depreciated securities.

      See Notes to Financial Statements.


18      WCMA MONEY FUND                         MARCH 31, 2004

Statement of Operations                                       Master Money Trust

For the Year Ended March 31, 2004
===========================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------
                   Interest and amortization of premium and discount earned                   $ 254,292,064
                   Securities lending--net ................................                         524,185
                                                                                              -------------
                   Total income ...........................................                     254,816,249
                                                                                              -------------
===========================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------
                   Investment advisory fees ...............................    $27,155,091
                   Accounting services ....................................      2,493,916
                   Custodian fees .........................................        475,397
                   Professional fees ......................................        144,923
                   Trustees' fees and expenses ............................        123,674
                   Pricing fees ...........................................         68,121
                   Printing and shareholder reports .......................         20,624
                   Other ..................................................        166,897
                                                                               -----------
                   Total expenses .........................................                      30,648,643
                                                                                              -------------
                   Investment income--net .................................                     224,167,606
                                                                                              -------------
===========================================================================================================
Realized & Unrealized Gain (Loss) on Investments--Net
-----------------------------------------------------------------------------------------------------------
                   Realized gain from investments--net ....................                       2,862,817
                   Change in unrealized appreciation on investments--net ..                      (5,794,776)
                                                                                              -------------
                   Total realized and unrealized loss on investments--net .                      (2,931,959)
                                                                                              -------------
                   Net Increase in Net Assets Resulting from Operations ...                   $ 221,235,647
                                                                                              =============

      See Notes to Financial Statements.


        WCMA MONEY FUND                         MARCH 31, 2004                19

[LOGO] Merrill Lynch Investment Managers

Statements of Changes in Net Assets                           Master Money Trust

                                                                                   For the         For the Period
                                                                                 Year Ended      February 13, 2003+
                                                                                  March 31,         to March 31,
Increase (Decrease) in Net Assets:                                                  2004                2003
===================================================================================================================
Operations
-------------------------------------------------------------------------------------------------------------------
                   Investment income--net ..............................    $     224,167,606     $      37,401,278
                   Realized gain on investments--net ...................            2,862,817               172,930
                   Change in unrealized appreciation on investments--net           (5,794,776)           (4,939,558)
                                                                            ---------------------------------------
                   Net increase in net assets resulting from operations           221,235,647            32,634,650
                                                                            ---------------------------------------
===================================================================================================================
Capital Transactions
-------------------------------------------------------------------------------------------------------------------
                   Proceeds from contributions .........................      135,901,774,616        16,259,862,771
                   Fair value of net assets contributions ..............                   --        23,085,923,316
                   Fair value of withdrawals ...........................     (139,965,163,016)      (16,249,507,723)
                                                                            ---------------------------------------
                   Net increase (decrease) in net assets derived from
                     capital transactions ..............................       (4,063,388,400)       23,096,278,364
                                                                            ---------------------------------------
===================================================================================================================
Net Assets
-------------------------------------------------------------------------------------------------------------------
                   Total increase (decrease) in net assets .............       (3,842,152,753)       23,128,913,014
                   Beginning of period .................................       23,129,013,014               100,000
                                                                            ---------------------------------------
                   End of period .......................................    $  19,286,860,261     $  23,129,013,014
                                                                            =======================================

+     Commencement of operations.

      See Notes to Financial Statements.


20      WCMA MONEY FUND                         MARCH 31, 2004

Financial Highlights                                          Master Money Trust

                                                                                  For the      For the Period
                                                                                Year Ended   February 13, 2003+
                                                                                 March 31,      to March 31,
                                                                                    2004            2003
===============================================================================================================
Total Investment Return
---------------------------------------------------------------------------------------------------------------
                   Total investment return ...............................              1.06%               .90%*
                                                                              =================================
===============================================================================================================
Ratios to Average Net Assets
---------------------------------------------------------------------------------------------------------------
                   Expenses ..............................................               .15%               .21%*
                                                                              =================================
                   Investment income and realized gain on investments--net              1.08%              1.25%*
                                                                              =================================
===============================================================================================================
Supplemental Data
---------------------------------------------------------------------------------------------------------------
                   Net assets, end of period (in thousands) ..............    $   19,286,860     $   23,129,013
                                                                              =================================

*     Annualized.
+     Commencement of operations.

      See Notes to Financial Statements.


        WCMA MONEY FUND                         MARCH 31, 2004                21

[LOGO] Merrill Lynch Investment Managers

Notes to Financial Statements                                 Master Money Trust

1. Significant Accounting Policies:

Master Money Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interest in the Trust, subject to certain limitations. The Trust's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Trust.

(a) Valuation of investments -- Portfolio securities with remaining maturities of greater than sixty days, for which market quotations are readily available, are valued at market value. As securities transition from sixty-one to sixty days to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Securities maturing sixty days or less from their date of acquisition are valued at amortized cost, which approximates market value. For purpose of valuation, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is to be adjusted. Other investments for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Repurchase agreements -- The Trust invests in U.S. government securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Trust takes possession of the underlying securities, marks to market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized. If the counterparty defaults and the fair value of the collateral declines, liquidation of the collateral by the Trust may be delayed or limited.

(c) Reverse repurchase agreements -- Under a reverse repurchase agreement, the Trust sells securities to repurchase them at a mutually agreed upon date and price. At the time the Trust enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing cash, cash equivalents of liquid high grade debt securities having a value at least equal to the repurchase price.

(d) Income taxes -- The Trust is classified as a partnership for Federal income tax purposes. As such, each investor in the Trust is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Trust. Therefore, no Federal income tax provision is required. It is intended that the Trust's assets will be managed so an investor in the Trust can satisfy the requirements of subchapter M of the Internal Revenue Code.

(e) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(f) Securities lending -- The Trust may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Trust and any additional required collateral is delivered to the Trust on the next business day. Where the Trust receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Trust typically receives the income on the loaned securities but does


22      WCMA MONEY FUND                         MARCH 31, 2004

Notes to Financial Statements (concluded)                     Master Money Trust

not receive the income on the collateral. Where the Trust receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Trust may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Trust could experience delays and costs in gaining access to the collateral. The Trust also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Trust's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Trust. For such services, the Trust pays a monthly fee based upon the average daily value of the Trust's net assets at the following annual rates: .25% of the Trust's average daily net assets not exceeding $500 million; .175% of the average daily net assets in excess of $500 million, but not exceeding $1 billion; and .125% of the average daily net assets in excess of $1 billion.

The Trust has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch Pierce Fenner & Smith Incorporated ("MLPF&S") or its affiliates. As of March 31, 2004, the Trust lent securities with a value of $50,109,000 to MLPF&S or its affiliates. Pursuant to that order, the Trust also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Trust, invest cash collateral received by the Trust for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by FAM or its affiliates. For the year ended March 31, 2004, MLIM, LLC received $236,018 in securities lending agent fees.

For the year ended March 31, 2004, the Trust reimbursed FAM $421,565 for certain accounting services.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, and/or ML & Co.


        WCMA MONEY FUND                         MARCH 31, 2004                23

[LOGO] Merrill Lynch Investment Managers

Independent Auditors' Report                                  Master Money Trust

To the Investors and Board of Trustees of Master Money Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Money Trust as of March 31, 2004, and the related statement of operations for the year then ended and the statements of changes in net assets and the financial highlights for the year then ended and for the period February 13, 2003 (commencement of operations) through March 31, 2003. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Money Trust as of March 31, 2004, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for the year then ended and for the period February 13, 2003 through March 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
May 14, 2004


24      WCMA MONEY FUND                         MARCH 31, 2004

Officers and Trustees (unaudited)

                                                                                                       Number of
                                                                                                       Portfolios in   Other Public
                           Position(s)  Length of                                                      Fund Complex    Directorships
                           Held with    Time                                                           Overseen by     Held by
Name        Address & Age  Fund         Served   Principal Occupation(s) During Past 5 Years           Trustee         Trustee
====================================================================================================================================
Interested Trustee
------------------------------------------------------------------------------------------------------------------------------------
Terry K.    P.O. Box 9011  President    1999 to  President of Merrill Lynch Investment Managers, L.P.  124 Funds       None
Glenn*      Princeton, NJ  and          present  ("MLIM")/Fund Asset Management, L.P. ("FAM")--        160 Portfolios
            08543-9011     Trustee      and      Advised Funds since 1999; Chairman (Americas
            Age: 63                     1997 to  Region) of MLIM from 2000 to 2002; Executive
                                        present  Vice President of MLIM and FAM (which terms
                                                 as used herein include their corporate predecessors)
                                                 from 1983 to 2002; President of FAM Distributors,
                                                 Inc. ("FAMD") from 1986 to 2002 and Director
                                                 thereof from 1991 to 2002; Executive Vice President
                                                 and Director of Princeton Services, Inc. ("Princeton
                                                 Services") from 1993 to 2002; President of Princeton
                                                 Administrators, L.P. from 1989 to 2002; Director of
                                                 Financial Data Services, Inc. since 1985.

            ------------------------------------------------------------------------------------------------------------------------
            * Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which MLIM or FAM acts as investment adviser. Mr. Glenn is an "interested person," as described in the Investment Company Act, of the Fund based on his former positions with MLIM, FAM, FAMD, Princeton Services and Princeton Administrators, L.P. The
              Trustee's term is unlimited. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As Fund President, Mr. Glenn serves at the pleasure of the Board of Trustees.

====================================================================================================================================
Independent Trustees*
------------------------------------------------------------------------------------------------------------------------------------
Ronald W.   P.O. Box 9095  Trustee      2003 to  Professor Emeritus of Finance, School of Business,    51 Funds        None
Forbes      Princeton, NJ               present  State University of New York at Albany since 2000     50 Portfolios
            08543-9095                           and Professor thereof from 1989 to 2000;
            Age: 63                              International Consultant at the Urban Institute
                                                 from 1995 to 1999.
------------------------------------------------------------------------------------------------------------------------------------
Cynthia A.  P.O. Box 9095  Trustee      2003 to  Professor, Harvard Business School since 1989.        51 Funds        Newell
Montgomery  Princeton, NJ               present                                                        50 Portfolios   Rubbermaid,
            08543-9095                                                                                                 Inc.
            Age: 51
------------------------------------------------------------------------------------------------------------------------------------
Kevin A.    P.O. Box 9095  Trustee      2003 to  Director Emeritus of The Boston University Center     51 Funds        None
Ryan        Princeton, NJ               present  for the Advancement of Ethics and Character from      50 Portfolios
            08543-9095                           1989 to 1999; Professor of Education at Boston
            Age: 71                              University from 1982 to 1999 and Professor Emeritus
                                                 thereof since 1999.
------------------------------------------------------------------------------------------------------------------------------------
Roscoe S.   P.O. Box 9095  Trustee      2003 to  President of Middle East Institute from 1995 to       51 Funds        None
Suddarth    Princeton, NJ               present  2001; Foreign Service Officer of United States        50 Portfolios
            08543-9095                           Foreign Service from 1961 to 1995 and Career
            Age: 68                              Minister thereof from 1989 to 1995; Deputy
                                                 Inspector General of U.S. Department of State from
                                                 1991 to 1994; U.S. Ambassador to the Hashemite
                                                 Kingdom of Jordan from 1987 to 1990.
------------------------------------------------------------------------------------------------------------------------------------
Richard R.  P.O. Box 9095  Trustee      1979 to  Professor of Finance, New York University, Leonard    51 Funds        Bowne & Co.,
West        Princeton, NJ               present  N. Stern School of Business Administration from       50 Portfolios   Inc.; Vornado
            08543-9095                           1982 to 1994 and Dean Emeritus thereof since 1994.                    Operating
            Age: 66                                                                                                    Company;
                                                                                                                       Vornado
                                                                                                                       Realty Trust;
                                                                                                                       Alexander's,
                                                                                                                       Inc.


        WCMA MONEY FUND                         MARCH 31, 2004                25

[LOGO] Merrill Lynch Investment Managers

Officers and Trustees (unaudited) (concluded)

                                                                                                       Number of
                                                                                                       Portfolios in   Other Public
                           Position(s)  Length of                                                      Fund Complex    Directorships
                           Held with    Time                                                           Overseen by     Held by
Name        Address & Age  Fund         Served   Principal Occupation(s) During Past 5 Years           Trustee         Trustee
====================================================================================================================================
Independent Trustees* (concluded)
------------------------------------------------------------------------------------------------------------------------------------
Edward D.   P.O. Box 9095  Trustee      2003 to  Self-employed financial consultant since 1994;        51 Funds        None
Zinbarg     Princeton, NJ               present  Executive Vice President of The Prudential            50 Portfolios
            08543-9095                           Insurance Company of America from 1988 to
            Age: 69                              1994; Former Director of Prudential Reinsurance
                                                 Company and former Trustee of The Prudential
                                                 Foundation.
            ------------------------------------------------------------------------------------------------------------------------
            * The Trustee's term is unlimited. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
------------------------------------------------------------------------------------------------------------------------------------

                           Position(s)  Length of
                           Held with    Time
Name        Address & Age  Fund         Served*  Principal Occupation(s) During Past 5 Years
====================================================================================================================================
Fund Officers
------------------------------------------------------------------------------------------------------------------------------------
Donald C.   P.O. Box 9011  Vice         2003 to  First Vice President of MLIM and FAM since 1997 and Treasurer thereof since 1999;
Burke       Princeton, NJ  President    present  Senior Vice President and Treasurer of Princeton Services since 1999; Vice
            08543-9011     and                   President of FAMD since 1999; Director of MLIM Taxation since 1990.
            Age: 43        Treasurer
------------------------------------------------------------------------------------------------------------------------------------
Richard J.  P.O. Box 9011  Vice         2003 to  Director (Global Fixed Income) of MLIM since 2000; Vice President of MLIM
Mejzak      Princeton, NJ  President    present  from 1996 to 2000.
            08543-9011
            Age: 35
------------------------------------------------------------------------------------------------------------------------------------
Phillip S.  P.O. Box 9011  Secretary    2003 to  First Vice President of MLIM since 2001; Director (Legal Advisory) from 2000 to
Gillespie   Princeton, NJ               present  2001; Vice President from 1999 to 2000; Attorney associated with MLIM since 1998.
            08543-9011
            Age: 40
            ------------------------------------------------------------------------------------------------------------------------
            * Officers of the Fund serve at the pleasure of the Board of Trustees.
            ------------------------------------------------------------------------------------------------------------------------
            Further information about the Fund's Officers and Trustees is available in the Fund's Statement of Additional
            Information, which can be obtained without charge by calling 1-800-MER-FUND.
------------------------------------------------------------------------------------------------------------------------------------

Custodian

State Street Bank and Trust
Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-221-7210**

**    For inquiries regarding your WCMA account, call 800-262-4636.

--------------------------------------------------------------------------------
Charles C. Reilly, Trustee of WCMA Money Fund, has recently retired. The Fund's Board of Trustees wishes Mr. Reilly well in his retirement.
--------------------------------------------------------------------------------


26      WCMA MONEY FUND                         MARCH 31, 2004

Electronic Delivery

The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this website http://www.icsdelivery.com/live and follow the instructions. When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.


        WCMA MONEY FUND                         MARCH 31, 2004                27

[LOGO] Merrill Lynch Investment Managers                         www.mlim.ml.com

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863); (2) on www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

WCMA Money Fund
Box 9011
Princeton, NJ
08543-9011

                                                                  #WCMAM -- 3/04

Item 2 - Code of Ethics - The registrant has adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge upon request by calling toll-free 1-800-MER-FUND (1-800-637-3863).

Item 3 - Audit Committee Financial Expert - The registrant's board of directors has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent: (1) Ronald W. Forbes, (2) Richard R. West, and (3) Edward D. Zinbarg.

Item 4 - Principal Accountant Fees and Services

         (a) Audit Fees

         WCMA Money Fund             Fiscal Year Ending March 31, 2004 - $11,400
                                     Fiscal Year Ending March 31, 2003 - $15,863

         Master Money Trust          Fiscal Year Ending March 31, 2004 - $50,000
                                     Fiscal Year Ending March 31, 2003 - $57,213

         (b) Audit-Related Fees

         WCMA Money Fund             Fiscal Year Ending March 31, 2004 - $0
                                     Fiscal Year Ending March 31, 2003 - $0

         Master Money Trust          Fiscal Year Ending March 31, 2004 - $0
                                     Fiscal Year Ending March 31, 2003 - $0

         (c) Tax Fees

         WCMA Money Fund             Fiscal Year Ending March 31, 2004 - $5,800
                                     Fiscal Year Ending March 31, 2003 - $3,600

         The nature of the services include tax compliance, tax advice and tax planning.

         Master Money Trust          Fiscal Year Ending March 31, 2004 - $8,000
                                     Fiscal Year Ending March 31, 2003 - $5,000

         The nature of the services include tax compliance, tax advice and tax planning.

         (d) All Other Fees

         WCMA Money Fund             Fiscal Year Ending March 31, 2004 - $0
                                     Fiscal Year Ending March 31, 2003 - $0

         Master Money Trust          Fiscal Year Ending March 31, 2004 - $0
                                     Fiscal Year Ending March 31, 2003 - $0

         (e)(1) The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for the project as a whole. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

         (e)(2) 0%

         (f) Not Applicable

         (g)

         WCMA Money Fund        Fiscal Year Ending March 31, 2004 - $16,708,160
                                Fiscal Year Ending March 31, 2003 - $17,378,427

         Master Money Trust     Fiscal Year Ending March 31, 2004 - $16,708,160
                                Fiscal Year Ending March 31, 2003 - $17,378,427

         (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

         Regulation S-X Rule 2-01(c)(7)(ii) - $541,640, 0%

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 9 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 10 - Controls and Procedures

10(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

10(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 - Exhibits attached hereto

11(a)(1) - Code of Ethics - See Item 2

11(a)(2) - Certifications - Attached hereto

11(a)(3) - Not Applicable

11(b) - Certifications - Attached hereto

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      WCMA Money Fund and Master Money Trust


      By: /s/ Terry K. Glenn
          -------------------------------
          Terry K. Glenn,
          President of
          WCMA Money Fund and Master Money Trust

      Date: May 21, 2004

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


      By: /s/ Terry K. Glenn
          -------------------------------
          Terry K. Glenn,
          President of
          WCMA Money Fund and Master Money Trust

      Date: May 21, 2004

      By: /s/ Donald C. Burke
          -------------------------------
          Donald C. Burke,
          Chief Financial Officer of
          WCMA Money Fund and Master Money Trust

      Date: May 21, 2004